UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redbrick Capital Management, L.P.
Address: 75 Park Plaza
         Boston, MA  02116

13F File Number:  28-11687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sherri Pelski
Title:     COO/CFO
Phone:     617-892-8950

Signature, Place, and Date of Signing:

       /s/  Sherri Pelski     Boston, MA     August 05, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     6

Form13F Information Table Value Total:     $73,408 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-13199                      Jeffrey S. Baum

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BRANDYWINE OPER PARTNERSHIP    NOTE 3.875%10/1  105340AH6    22344 25000000 PRN      SOLE    1            25000000        0        0
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.000% 3/1  251591AS2     5499  7800000 PRN      SOLE    1             7800000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    11430 11000000 PRN      SOLE    1            11000000        0        0
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     4815  6000000 PRN      SOLE    1             6000000        0        0
HOSPITALITY PPTYS TR           NOTE 3.800% 3/1  44106MAK8    18333 21825000 PRN      SOLE    1            21825000        0        0
PROLOGIS                       NOTE 1.875%11/1  743410AR3    10987 15000000 PRN      SOLE    1            15000000        0        0